Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2019 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Initial term		12 months
Operating lease term		1 year			1 year	1 year	1 year
Acquired land use rights	50 years
Land use right gross value	$ 2,528							¥ 16,494
Estimated useful lives		3 years			3 years	3 years	3 years
Impairment loss
Offering costs			934
Insurance coverage of each financial institution		250			¥ 500	$ 3,000	$ 800
Taiwan [Member]
Summary of Significant Accounting Policies [Line Items]
Uninsured deposits		931	$ 13
Initial Public Offering
Summary of Significant Accounting Policies [Line Items]
Offering costs		1,048
FDIC [Member]
Summary of Significant Accounting Policies [Line Items]
Insurance coverage of each financial institution		250
SPIC [Member]
Summary of Significant Accounting Policies [Line Items]
Insurance coverage of each financial institution		$ 500